OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Schedule Of Detailed Information About Other Non-Current Liabilities Explanatory

	Note	December 31, 2025	December 31, 2024
Equipment financing facilities	18(a)	$145,576	$85,858
Lease liabilities	19(b)	73,691	60,533
Post-employment benefits		19,299	6,282
Cash-settled share-based payments	20(c)	7,274	5,371
Provision for legal matters	34	34	6,395
Other non-current liabilities		5,412	7,038
		$251,286	$171,477

Schedule Of Reconciliation of Changes in Equipment Facility	The following is a summary of the carrying amount of the Equipment Facilities at December 31, 2025 and 2024:

	Note	December 31, 2025	December 31, 2024
Greenstone Equipment Facility	18(a)(i)	$96,974	$101,862
Valentine Equipment Facility	18(a)(ii)	84,659	—
Total		$181,633	$101,862

Classified and presented as:
Current(1)		$36,057	$16,004
Non-current(2)		145,576	85,858
		$181,633	$101,862
(1)    Included in other current liabilities.
(2)    Included in other non-current liabilities.
The following is a reconciliation of the changes in the carrying amount of the Equipment Facilities during the years ended December 31, 2025 and 2024 to cash flows arising from financing activities:

	Note	2025	2024
Balance – beginning of year(1)		$104,182	$31,561
Financing cash flows:
Drawdowns		21,621	57,346
Repayments		(24,878)	(7,296)
Interest paid		(12,800)	(4,112)
Other changes:
Assumed on Calibre Acquisition	5(a)	83,379	—
Interest and accretion expense		14,020	7,494
Assumed on Greenstone Acquisition	5(c)	—	19,730
Foreign exchange		—	(541)
Balance – end of year(1)		185,524	104,182
Less: Accrued interest(2)		(3,891)	(2,320)
Balance – end of year, excluding accrued interest		$181,633	$101,862
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.
18.    OTHER NON-CURRENT LIABILITIES (CONTINUED)
(a)Equipment financing facilities (continued)